Earnings per share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit attributable to Shareholders of the Company (A)		$ (78,222,174)	$ 25,087,388	$ 25,792,843
Weighted average number of shares:
For calculation of basic earnings per share (B)		34,064,348	29,822,470	28,805,738
Dilutive impact of equivalent stock options (C)	[1]	0	0	0
For diluted earnings per share (D) = (B) + (C)		34,064,348	29,822,470	28,805,738
Basic earnings per share (A) ? (B) (in dollars per share)		$ (2.30)	$ 0.84	$ 0.90
Diluted earnings per share (A) ? (D) (in dollars per share)		$ (2.30)	$ 0.84	$ 0.90

[1]	The dilutive impact of total share options of 375899, 360,257, 361,278 and 367,749 granted to Mr. Karan A. Chanana in the years ended March 31, 2013, 2014, 2016 and 2017, respectively is anti-dilutive and hence there is no change in the presented basic and diluted earnings per share in the table above.